Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of lease expense
	Year ended	Year ended	Year ended
	December 31, 2019	December 31, 2020	December 31, 2021
Components of lease expenses
Operating lease cost	$655	$1,023	$1,406
Short-term lease	$22	$66	$51
Total lease expenses	$677	$1,089	$1,457

Schedule of supplemental cash flow information related to leases
	Year ended	Year ended	Year ended
	December 31, 2019	December 31, 2020	December 31, 2021
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	$684	$1,017	$1,015

Supplemental non-cash information related to lease liabilities from obtaining ROU assets	$1,209	$3,734	$17,329

Schedule of maturities of lease liabilities
December 31, 2021
(in thousands)

Year Ending December 31,
2022	$2,549
2023	2,896
2024	2,632
2025	2,644
2026	2,656
Thereafter	11,049
Total operating lease payments	$24,426
Less: imputed interest	3,105
Total	$21,321